June 30, 2005		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Corinthian

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,125,964
Equity Portfolio		$17,903,602
Inflation Managed Portfolio			$1,290,797
Main Street® Core Portfolio				$4,529,455
Multi-Strategy Portfolio					$4,608,892
Managed Bond Portfolio						$8,172,921
High Yield Bond Portfolio							$135,230
Equity Index Portfolio								$2,310,436
International Value Portfolio									$905,988
Growth LT Portfolio										$3,210,187
Receivables:
Fund shares redeemed	38	606	43	154	155	275	5	78	31	109

Total Assets	1,126,002	17,904,208	1,290,840	4,529,609	4,609,047	8,173,196	135,235	2,310,514	906,019	3,210,296

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	38	606	43	154	155	275	5	78	31	109
Other liabilities	1,158	18,103	1,378	4,603	4,606	1,735	266	2,326	1,569	3,230

Total Liabilities	1,196	18,709	1,421	4,757	4,761	2,010	271	2,404	1,600	3,339

NET ASSETS	$1,124,806	$17,885,499	$1,289,419	$4,524,852	$4,604,286	$8,171,186	$134,964	$2,308,110	$904,419	$3,206,957

Shares Owned in each Portfolio	111,651	1,020,664	110,487	224,505	277,713	739,005	19,527	81,387	62,025	169,535

Cost of Investments	$1,119,807	$13,732,179	$1,152,862	$3,161,322	$3,314,477	$7,823,760	$133,494	$1,988,000	$810,301	$2,907,869

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2005 (Unaudited)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$13,162	$5,929	$105,519	$539	$—	$376,293	$4,949	$10,414	$1,750	$1,355
EXPENSES
Mortality and expense risk fees and operating expenses	7,101	112,365	8,210	28,622	27,693	50,526	881	13,920	5,420	19,547

Net Investment Income (Loss)	6,061	(106,436)	97,309	(28,083)	(27,693)	325,767	4,068	(3,506)	(3,670)	(18,192)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	731	194,886	4,064	102,354	15,079	14,185	(229)	(1,257)	(460)	(17,525)
Change in net unrealized appreciation (depreciation) on investments	(733)	(892,591)	(75,863)	(134,210)	49,175	(177,943)	(4,884)	(29,628)	(10,410)	(54,275)

Net Gain (Loss) on Investments	(2)	(697,705)	(71,799)	(31,856)	64,254	(163,758)	(5,113)	(30,885)	(10,870)	(71,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,059	($804,141)	$25,510	($59,939)	$36,561	$162,009	($1,045)	($34,391)	($14,540)	($89,992)

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX

	Period	Year	Period	Year	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,061	($2,982)	($106,436)	($95,165)	$97,309	$77,964	($28,083)	$2,839	($27,693)	$22,816
Net realized gain from security transactions	731	1,014	194,886	480,382	4,064	2,276	102,354	71,554	15,079	40,275
Change in net unrealized appreciation (depreciation) on investments	(733)	(1,078)	(892,591)	320,314	(75,863)	20,371	(134,210)	310,526	49,175	303,991

Net Increase (Decrease) in Net Assets Resulting from Operations	6,059	(3,046)	(804,141)	705,531	25,510	100,611	(59,939)	384,919	36,561	367,082

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	—	562	2,478	67,208	8,250	—	4,850	3,750	2,450	1,000
Transfers between variable accounts, net	(45,107)	41,184	(224,693)	(418,764)	22,976	142,519	(53,805)	15,114	47,556	(21,252)
Transfers—policy charges and deductions	—	(1,516)	(27,153)	(361,257)	(1,318)	(93,237)	(32,699)	(61,799)	(50,332)	(18,902)
Transfers—surrenders	(69,464)	(203,591)	(671,951)	(1,309,313)	(155,853)	(27,233)	(306,549)	(240,008)	(72,721)	(133,644)
Transfers—other	1,449	3,916	24,420	33,129	1,496	98	5,782	8,266	5,022	1,062

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(113,122)	(159,445)	(896,899)	(1,988,997)	(124,449)	22,147	(382,421)	(274,677)	(68,025)	(171,736)

NET INCREASE (DECREASE) IN NET ASSETS	(107,063)	(162,491)	(1,701,040)	(1,283,466)	(98,939)	122,758	(442,360)	110,242	(31,464)	195,346

NET ASSETS
Beginning of Period/Year	1,231,869	1,394,360	19,586,539	20,870,005	1,388,358	1,265,600	4,967,212	4,856,970	4,635,750	4,440,404

End of Period/Year	$1,124,806	$1,231,869	$17,885,499	$19,586,539	$1,289,419	$1,388,358	$4,524,852	$4,967,212	$4,604,286	$4,635,750

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV

	Period	Year	Period	Year	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004	2005 (1)	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$325,767	$243,926	$4,068	$9,009	($3,506)	$11,553	($3,670)	$3,094	($18,192)	($38,959)
Net realized gain (loss) from security transactions	14,185	47,200	(229)	(16,422)	(1,257)	(3,627)	(460)	(7,488)	(17,525)	(92,696)
Change in net unrealized appreciation (depreciation) on investments	(177,943)	58,173	(4,884)	19,404	(29,628)	182,809	(10,410)	110,289	(54,275)	403,796

Net Increase (Decrease) in Net Assets Resulting from Operations	162,009	349,299	(1,045)	11,991	(34,391)	190,735	(14,540)	105,895	(89,992)	272,141

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	8,600	7,829	—	—	5,500	5,500	2,750	2,750	—	—
Transfers between variable accounts, net	3,445	(302,238)	(38,517)	(19,066)	49,918	246,391	107,764	114,661	21,342	(43,748)
Transfers—policy charges and deductions	(68,670)	(49,895)	(633)	(191)	(929)	(1,535)	(1,016)	(756)	—	(7,324)
Transfers—surrenders	(349,154)	(678,539)	(11,873)	(3,542)	(18,761)	(56,101)	(18,664)	(8,680)	(44,407)	(88,030)
Transfers—other	490	732	2	18	2,418	676	19	(232)	3,773	5,106

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(405,289)	(1,022,111)	(51,021)	(22,781)	38,146	194,931	90,853	107,743	(19,292)	(133,996)

NET INCREASE (DECREASE) IN NET ASSETS	(243,280)	(672,812)	(52,066)	(10,790)	3,755	385,666	76,313	213,638	(109,284)	138,145

NET ASSETS
Beginning of Period/Year	8,414,466	9,087,278	187,030	197,820	2,304,355	1,918,689	828,106	614,468	3,316,241	3,178,096

End of Period/Year	$8,171,186	$8,414,466	$134,964	$187,030	$2,308,110	$2,304,355	$904,419	$828,106	$3,206,957	$3,316,241

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended for each Variable Account were as follows:

				Ratios of
	AUV	Number		Investment	Ratios of
For the	at	of	Total	Income to	Expenses to
Period Year	End of	Units	Net	Average	Average	Total
Ended	Period/Year	Outstanding	Assets	Net Assets	Net Assets	Returns (1)

I
01/01/2005 – 06/30/2005 (Unaudited)	$2.21	509,390	$1,124,806	2.28%	1.23%	0.65%
2004	2.19	561,507	1,231,869	1.00%	1.23%	0.08%
2003	2.19	636,082	1,394,360	0.81%	1.23%	(0.44%)
2002	2.20	801,386	1,764,571	1.41%	1.22%	0.18%
2001	2.20	992,530	2,181,554	3.87%	1.21%	2.62%

II
01/01/2005 – 06/30/2005 (Unaudited)	$5.49	3,256,266	$17,885,499	0.06%	1.23%	(3.91%)
2004	5.72	3,426,500	19,586,539	0.75%	1.23%	4.04%
2003	5.49	3,798,463	20,870,005	0.37%	1.23%	22.81%
2002	4.47	4,097,487	18,331,037	0.37%	1.23%	(27.40%)
2001	6.16	4,578,403	28,214,637	6.33%	1.21%	(22.70%)

IV
01/01/2005 – 06/30/2005 (Unaudited)	$3.16	407,549	$1,289,419	15.82%	1.23%	2.05%
2004	3.10	447,831	1,388,358	7.08%	1.23%	7.59%
2003	2.88	439,236	1,265,600	6.40%	1.23%	6.92%
2002	2.69	462,326	1,245,898	2.54%	1.23%	14.04%
2001	2.36	467,059	1,103,663	3.71%	1.20%	3.02%

VII
01/01/2005 – 06/30/2005 (Unaudited)	$2.86	1,581,500	$4,524,852	0.02%	1.23%	(0.94%)
2004	2.89	1,719,758	4,967,212	1.29%	1.23%	8.41%
2003	2.66	1,823,039	4,856,970	1.00%	1.23%	25.41%
2002	2.12	1,993,087	4,234,257	0.71%	1.23%	(29.27%)
2001	3.00	2,336,761	7,019,274	1.88%	1.21%	(9.97%)

IX
01/01/2005 – 06/30/2005 (Unaudited)	$3.03	1,519,570	$4,604,286	0.00%	1.23%	0.89%
2004	3.00	1,543,586	4,635,750	1.74%	1.23%	8.52%
2003	2.77	1,604,504	4,440,404	1.57%	1.23%	21.77%
2002	2.27	1,725,264	3,921,031	3.10%	1.23%	(14.13%)
2001	2.65	1,985,813	5,255,541	2.67%	1.21%	(2.34%)

X
01/01/2005 – 06/30/2005 (Unaudited)	$1.95	4,194,850	$8,171,186	9.16%	1.23%	1.98%
2004	1.91	4,405,366	8,414,466	4.04%	1.23%	4.09%
2003	1.83	4,952,209	9,087,278	9.55%	1.23%	4.94%
2002	1.75	5,573,069	9,745,519	5.40%	1.23%	9.58%
2001	1.60	5,914,861	9,438,735	5.11%	1.21%	6.04%

XI
01/01/2005 – 06/30/2005 (Unaudited)	$1.65	81,868	$134,964	6.95%	1.23%	(0.26%)
2004	1.65	113,161	187,030	7.17%	1.23%	8.12%
2003	1.53	129,408	197,820	7.55%	1.23%	18.82%
2002	1.29	67,462	86,791	8.70%	1.22%	(4.17%)
2001	1.34	85,823	115,223	9.90%	1.21%	0.13%

XII
01/01/2005 – 06/30/2005 (Unaudited)	$2.61	884,295	$2,308,110	0.92%	1.23%	(1.42%)
2004	2.65	870,362	2,304,355	1.77%	1.23%	9.29%
2003	2.42	792,026	1,918,689	1.65%	1.23%	26.73%
2002	1.91	754,519	1,442,336	9.76%	1.23%	(23.29%)
2001	2.49	931,726	2,321,892	1.45%	1.21%	(13.21%)

XIII
01/01/2005 – 06/30/2005 (Unaudited)	$1.49	608,555	$904,419	0.40%	1.23%	(1.84%)
2004	1.51	546,956	828,106	1.65%	1.23%	15.00%
2003	1.32	466,722	614,468	1.86%	1.23%	26.15%
2002	1.04	397,673	415,017	0.91%	1.22%	(14.96%)
2001	1.23	433,781	532,319	2.68%	1.21%	(22.81%)

XIV
01/01/2005 – 06/30/2005 (Unaudited)	$2.72	1,181,007	$3,206,957	0.09%	1.23%	(2.57%)
2004	2.79	1,189,847	3,316,241	0.00%	1.23%	9.25%
2003	2.55	1,245,739	3,178,096	0.00%	1.23%	32.34%
2002	1.93	1,402,534	2,703,667	1.02%	1.23%	(29.84%)
2001	2.75	1,752,136	4,814,053	17.14%	1.21%	(30.40%)

(1)	Total returns reflect a deduction for mortality and expense risk (M&E) charges and operating expenses assessed through the daily accumulation unit value calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios
Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio
                                             * Main Street is a registered trademark of OppenheimerFund, Inc.
     Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.
3. CONTRACT CHARGES
     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.
     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.
     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets.
     In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the six-month period ended June 30, 2005, the operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the period ended June 30, 2005, the combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
4. DIVIDENDS
     During the six month period ended June 30, 2005, the Fund declared dividends for each of the portfolios in which the Separate Account invested, except for the Multi-Strategy Portfolio. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.
5. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES
     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk fees and operating expenses (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2005 were as follows:

	Variable Accounts
	I	II	IV	VII	IX

Total cost of investments at beginning of period	$1,227,585	$14,564,495	$1,177,434	$3,475,254	$3,400,143
Add: Total net proceeds from policy and M&E transactions	—	64,422	69,834	6,665	59,179
Reinvested distributions from the Fund	13,162	5,929	105,519	539	—

Sub-Total	1,240,747	14,634,846	1,352,787	3,482,458	3,459,322
Less: Cost of investments disposed during the period	120,940	902,667	199,925	321,136	144,845

Total cost of investments at end of period	1,119,807	13,732,179	1,152,862	3,161,322	3,314,477
Add: Unrealized appreciation	6,157	4,171,423	137,935	1,368,133	1,294,415

Total market value of investments at end of period	$1,125,964	$17,903,602	$1,290,797	$4,529,455	$4,608,892

	X	XI	XII	XIII	XIV

Total cost of investments at beginning of period	$7,889,084	$180,678	$1,957,034	$723,597	$2,966,651
Add: Total net proceeds from policy and M&E transactions	157,089	10,143	76,753	115,076	39,134
Reinvested distributions from the Fund	376,293	4,949	10,414	1,750	1,355

Sub-Total	8,422,466	195,770	2,044,201	840,423	3,007,140
Less: Cost of investments disposed during the period	598,706	62,276	56,201	30,122	99,271

Total cost of investments at end of period	7,823,760	133,494	1,988,000	810,301	2,907,869
Add: Unrealized appreciation	349,161	1,736	322,436	95,687	302,318

Total market value of investments at end of period	$8,172,921	$135,230	$2,310,436	$905,988	$3,210,187

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. TRANSACTIONS IN SEPARATE ACCOUNT UNITS
     Transactions in Separate Account units for the period ended June 30, 2005 were as follows:

	Variable Accounts
	I	II	IV	VII	IX

Total units outstanding at beginning of period	561,507	3,426,500	447,831	1,719,758	1,543,586
Increase (decrease) in units resulting from policy transactions:
(a) Transfers of net Premiums	—	458	2,671	1,736	822
(b) Transfers between variable accounts, net	(20,520)	(41,517)	7,294	(19,106)	15,964
(c) Transfers—policy charges and deductions	—	(5,017)	(415)	(11,359)	(16,748)
(d) Transfers—surrenders	(31,597)	(124,158)	(49,832)	(109,529)	(24,054)

Sub-Total	(52,117)	(170,234)	(40,282)	(138,258)	(24,016)

Total units outstanding at end of period	509,390	3,256,266	407,549	1,581,500	1,519,570

	X	XI	XII	XIII	XIV

Total units outstanding at beginning of period	4,405,366	113,161	870,362	546,956	1,189,847
Increase (decrease) in units resulting from policy transactions:
(a) Transfers of net Premiums	4,462	—	2,184	1,824	—
(b) Transfers between variable accounts, net	1,787	(23,544)	19,475	73,026	7,964
(c) Transfers—policy charges and deductions	(35,626)	(386)	(356)	(679)	—
(d) Transfers—surrenders	(181,139)	(7,363)	(7,370)	(12,572)	(16,804)

Sub-Total	(210,516)	(31,293)	13,933	61,599	(8,840)

Total units outstanding at end of period	4,194,850	81,868	884,295	608,555	1,181,007

Semi-Annual Report
as of June 30, 2005

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 1211-5A